Income Taxes (Tables)	11 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020
Income Taxes (Tables) [Line Items]
Schedule of provision for income tax
For the period from February 11, 2020 (inception) through December 31, 2020
Federal
Current	$—
Deferred	(542,420)

State and Local
Current	—
Deferred	—

Change in valuation allowance	542,420
Income tax provision	$—

Schedule of provision for income taxes
December 31, 2020
Statutory federal income tax rate	21.0%
Valuation allowance	(21.0)%
Income tax provision	0.0%

Schedule of deferred tax assets and deferred tax liabilities
December 31, 2020
Deferred tax assets (liabilities)
Net operating loss carryforward	$129,221
Startup and organizational expenses	436,047
Unrealized gain on marketable securities	(22,848)
Total deferred tax assets	542,420
Valuation Allowance	(542,420)
Deferred tax assets, net valuation allowance	$—

FF Intelligent Mobility Global Holdings Ltd [Member]
Income Taxes (Tables) [Line Items]
Schedule of provision for income tax
	2020	2019
Current:
Federal	$—	$—
State	3	3
Foreign	—	—
Total current	3	3

Deferred:
Federal	(11,456)	(19,855)
State	—	—
Foreign	(2,044)	(1,418)
Valuation allowance	13,500	21,273
Total deferred	—	—
Total provision	$3	$3

Schedule of provision for income taxes
	2020	2019
U.S.	$(79,605)	$(112,197)
Foreign	(67,480)	(29,998)
Total	$(147,085)	$(142,195)

Schedule of provision for income taxes
	2020	2019
Federal income tax expense	21.0%	21.0%
State income taxes (net of federal benefit)	0.0%	0.0%
Permanent differences	(4.6)%	(2.8)%
Foreign tax rate difference	(6.7)%	(2.1)%
Return-to-provision adjustment	0.4%	(1.1)%
Expiration of tax attributes	(1.0)%	—
Valuation allowance	(9.1)%	(15.0)%
Effective tax rate	0.0%	0.0%

Schedule of deferred tax assets and deferred tax liabilities
	2020	2019
Deferred Tax Assets:
Net operating losses (“NOL”)	$123,633	$114,990
Research and development credits	7,921	7,921
Accrued liabilities	7,564	5,164
Construction in progress	3,061	3,061
Excess interest expense under section 163(j)	3,670	2,295
Capital loss	2,407	2,407
Stock-based compensation	428	—
Other	296	174
Gross deferred tax assets	148,980	136,012
Valuation allowance	(148,546)	(135,046)
Deferred tax assets, net of valuation allowance	434	966
Deferred Tax Liabilities:
Depreciation	454	(79)
State taxes	(888)	(887)
Total deferred tax liabilities	(434)	(966)
Total net deferred tax assets (liabilities)	$—	$—

Schedule of unrecognized tax benefits
	2020	2019
Beginning balance	$2,598	$—
Increase related to current year tax positions	68	2,598
Ending balance	$2,666	$2,598